Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related parties

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Amount due from Parent	39,987,762	-	-
Amount due to Parent	-	17,379,014	2,453,727
Amount due to a related party-Joyous JD	1,067,903	1,086,012	153,333